Additional Information of Statement of Cash Flows - Changes in Operating Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from (used in) operating activities [abstract]
Trade accounts and notes receivable	₩ (649,384)	₩ 1,353,908	₩ (982,726)
Other receivables	(333,826)	(192,707)	32,827
Inventories	487,345	914,744	1,312,800
Other current assets	148,797	(124,125)	265,296
Other non-current assets	189,609	(11,645)	(214,331)
Trade accounts and notes payable	(916,576)	(376,277)	(118,796)
Other payables	181,355	56,936	(301,561)
Other current liabilities	389,040	(1,020,242)	15,213
Provisions	(69,218)	(213,235)	(318,955)
Usable and profitable donation assets	0	101,557	0
Payments of severance benefits	(382,620)	(336,189)	(263,548)
Plan assets	143,152	27,413	(45,535)
Other non-current liabilities	36,119	81,703	(468,213)
Changes in operating assets and liabilities	₩ (776,207)	₩ 261,841	₩ (1,087,529)